UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 211,982	$ 215,323
Trade and other receivables (Note 4)	31,627	27,685
Prepaids and deposits	7,967	6,992
Net investment in finance lease	82	99
Contract costs, net	2,966	1,390
Total current assets	254,624	251,489
Non-current assets:
Contract costs, net	5,290	3,849
Net investment in finance lease	207	204
Deferred tax asset	52	0
Right-of-use assets, net (Note 5)	2,920	3,059
Property and equipment, net (Note 6)	2,695	2,645
Intangible assets, net (Note 7)	1,459	1,576
Goodwill (Note 8)	6,272	5,301
Total assets	273,519	268,123
Current liabilities:
Trade and other payables	23,808	22,817
Income taxes payable	207	0
Deferred revenue	51,189	44,578
Contingent consideration	467	467
Lease obligations (Note 5)	1,321	1,311
Total current liabilities	76,992	69,173
Non-current liabilities:
Contingent consideration	2,252	2,236
Deferred revenue	77	116
Lease obligations (Note 5)	2,539	2,690
Employee benefit obligations	2,622	2,560
Deferred tax liability	710	692
Total liabilities	85,192	77,467
Shareholders’ equity
Share capital (Note 10)	266,514	266,119
Contributed surplus	5,335	4,312
Accumulated other comprehensive income	5,325	2,113
Deficit	(88,847)	(81,888)
Total equity	188,327	190,656
Total liabilities and equity	$ 273,519	$ 268,123